JPMorgan International Growth ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 1.1%
Woodside Energy Group Ltd.	41,157	1,060,829
Brazil — 1.1%
MercadoLibre, Inc. *	365	451,888
NU Holdings Ltd., Class A *	79,267	630,966
		1,082,854
Canada — 5.1%
Alimentation Couche-Tard, Inc.	24,108	1,220,529
Canadian National Railway Co.	17,484	2,119,321
Canadian Pacific Kansas City Ltd.	18,068	1,486,655
		4,826,505
China — 8.2%
ANTA Sports Products Ltd.	69,600	824,824
JD.com, Inc., ADR	20,905	863,585
NXP Semiconductors NV	5,357	1,194,504
Tencent Holdings Ltd.	83,300	3,828,564
Yum China Holdings, Inc.	17,100	1,053,023
		7,764,500
Denmark — 2.7%
Genmab A/S *	2,004	826,049
Novo Nordisk A/S, Class B	10,416	1,679,603
		2,505,652
France — 10.4%
Air Liquide SA	11,218	2,016,928
L'Oreal SA	1,762	819,523
LVMH Moet Hennessy Louis Vuitton SE	3,603	3,346,351
Safran SA	13,008	2,159,498
Vinci SA	12,358	1,451,415
		9,793,715
Germany — 5.2%
Beiersdorf AG	3,771	488,365
Deutsche Boerse AG	9,226	1,767,715
DHL Group	16,675	857,482
Infineon Technologies AG	31,159	1,368,986
Zalando SE * (a)	11,713	404,388
		4,886,936
Hong Kong — 2.4%
AIA Group Ltd.	178,000	1,780,844
Hong Kong Exchanges & Clearing Ltd.	12,500	527,025
		2,307,869
India — 1.9%
HDFC Bank Ltd., ADR	19,423	1,326,202
WNS Holdings Ltd., ADR *	7,268	502,292
		1,828,494

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 2.4%
Bank Central Asia Tbk. PT	2,245,200	1,359,764
Telkom Indonesia Persero Tbk. PT, ADR	36,031	883,841
		2,243,605
Italy — 0.6%
Ferrari NV	1,702	545,638
Japan — 15.7%
Ajinomoto Co., Inc.	22,900	892,296
Daikin Industries Ltd.	8,800	1,779,349
Hoya Corp.	12,700	1,479,034
Keyence Corp.	4,700	2,109,088
Otsuka Corp.	18,900	787,059
Recruit Holdings Co. Ltd.	48,100	1,665,976
Seven & i Holdings Co. Ltd.	19,200	796,514
Shimano, Inc.	4,400	663,200
Shin-Etsu Chemical Co. Ltd.	51,500	1,696,660
Sony Group Corp.	22,400	2,098,124
Terumo Corp.	26,700	874,401
		14,841,701
Mexico — 2.1%
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,926	828,029
Wal-Mart de Mexico SAB de CV	278,038	1,158,145
		1,986,174
Netherlands — 6.4%
Adyen NV * (a)	497	922,440
Argenx SE *	1,628	819,925
Argenx SE *	254	128,242
ASML Holding NV	5,055	3,620,739
Wolters Kluwer NV	4,392	551,530
		6,042,876
Singapore — 1.4%
DBS Group Holdings Ltd.	50,100	1,292,432
South Africa — 1.1%
Anglo American plc	32,849	1,010,165
South Korea — 0.8%
LG Chem Ltd.	1,555	791,038
Spain — 2.1%
Iberdrola SA	72,999	911,139
Industria de Diseno Textil SA	28,749	1,100,449
		2,011,588
Sweden — 3.1%
Atlas Copco AB, Class A	95,000	1,349,559
Epiroc AB, Class A	35,963	718,024
Evolution AB (a)	7,151	881,809
		2,949,392

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — 2.5%
Cie Financiere Richemont SA (Registered)	8,944	1,440,278
Lonza Group AG (Registered)	1,502	872,717
		2,312,995
Taiwan — 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,490	4,510,334
United Kingdom — 10.4%
3i Group plc	55,296	1,402,925
AstraZeneca plc	14,185	2,038,048
Diageo plc	34,408	1,501,644
InterContinental Hotels Group plc	16,459	1,216,439
London Stock Exchange Group plc	14,614	1,587,005
RELX plc	47,161	1,584,679
Spirax-Sarco Engineering plc	3,543	506,011
		9,836,751
United States — 7.8%
Cadence Design Systems, Inc. *	4,505	1,054,215
ExlService Holdings, Inc. *	3,767	530,959
Las Vegas Sands Corp. *	18,527	1,108,100
Linde plc	4,478	1,737,586
Nestle SA (Registered)	24,344	2,982,608
		7,413,468
Total Common Stocks (Cost $83,681,672)		93,845,511
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $874,407)	874,407	874,407
Total Investments — 100.2% (Cost $84,556,079)		94,719,918
Liabilities in Excess of Other Assets — (0.2)%		(173,212)
NET ASSETS — 100.0%		94,546,706

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.3%
Chemicals	6.6
Textiles, Apparel & Luxury Goods	5.9
Capital Markets	5.6
Professional Services	5.1
Banks	4.9
Hotels, Restaurants & Leisure	4.5
Food Products	4.1
Interactive Media & Services	4.0
Pharmaceuticals	3.9
Ground Transportation	3.8
Consumer Staples Distribution & Retail	3.3
Machinery	2.7
Health Care Equipment & Supplies	2.5
Aerospace & Defense	2.3
Electronic Equipment, Instruments & Components	2.2
Household Durables	2.2
Insurance	1.9
Building Products	1.9
Biotechnology	1.9
Specialty Retail	1.6
Beverages	1.6
Construction & Engineering	1.5
Broadline Retail	1.4
Personal Care Products	1.4
Oil, Gas & Consumable Fuels	1.1
Software	1.1
Metals & Mining	1.1
Financial Services	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	5.7
Short-Term Investments	0.9

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,060,829	$—	$1,060,829
Brazil	1,082,854	—	—	1,082,854
Canada	4,826,505	—	—	4,826,505
China	2,058,089	5,706,411	—	7,764,500
Denmark	—	2,505,652	—	2,505,652
France	—	9,793,715	—	9,793,715
Germany	—	4,886,936	—	4,886,936
Hong Kong	—	2,307,869	—	2,307,869

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$1,828,494	$—	$—	$1,828,494
Indonesia	883,841	1,359,764	—	2,243,605
Italy	—	545,638	—	545,638
Japan	—	14,841,701	—	14,841,701
Mexico	1,986,174	—	—	1,986,174
Netherlands	128,242	5,914,634	—	6,042,876
Singapore	—	1,292,432	—	1,292,432
South Africa	—	1,010,165	—	1,010,165
South Korea	—	791,038	—	791,038
Spain	—	2,011,588	—	2,011,588
Sweden	—	2,949,392	—	2,949,392
Switzerland	—	2,312,995	—	2,312,995
Taiwan	4,510,334	—	—	4,510,334
United Kingdom	—	9,836,751	—	9,836,751
United States	2,693,274	4,720,194	—	7,413,468
Total Common Stocks	19,997,807	73,847,704	—	93,845,511
Short-Term Investments
Investment Companies	874,407	—	—	874,407
Total Investments in Securities	$20,872,214	$73,847,704	$—	$94,719,918
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$749,113	$2,972,140	$3,721,253	$—	$—	$—	—	$7,966	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	2,455,095	16,193,994	17,774,682	—	—	874,407	874,407	47,899	—
Total	$3,204,208	$19,166,134	$21,495,935	$—	$—	$874,407		$55,865	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.